Organization and Description of Business (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries
Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
Qiner Co., Limited (“Qiner”)	Incorporated on April 21, 2017	Hong Kong, China	100%	Holding Company
Qinheng Co., Limited (“Qinheng”)	Incorporated on June 9, 2017	Hong Kong, China	100%	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. (“CLPS QC” or “WOFE”)	Incorporated on August 4, 2017	Shanghai, China	100%	Holding Company
Growth Ring Ltd., (“Growth”)	Incorporated On April 14,2021	Virgin Islands, British	100%	Holding Company
Arabian Jasmine Ltd.	Incorporated on May 25, 2021	Virgin Islands, British	100%	Holding Company
Shanghai Chenqin Information Technology Services Co., Ltd.	Incorporated on May 31, 2021	Shanghai, China	100%	Holding Company
CLPS-Beefinance Holding Ltd.	Incorporate on June 22, 2021	Virgin Islands, British	55%	Holding Company
Noni (Singapore) Pte. Ltd.	Incorporated on June 22, 2021	Singapore	100%	Holding Company
ChinaLink Professional Service Co., Ltd. (“CLPS Shanghai”)	Incorporated on August 30, 2005	Shanghai, China	100%	Software development
CLPS Dalian Co., Ltd. (“CLPS Dalian”)	Incorporated on May 25, 2011	Dalian, China	100%	Software development
CLPS Ruicheng Co., Ltd. (“CLPS RC”)	Incorporated on June 26, 2013	Shanghai, China	100%	Software development
CLPS Beijing Hengtong Co., Ltd. (“CLPS Beijing”)	Incorporated on March 30, 2015	Beijing, China	100%	Software development
CLPS Technology (Singapore) Pte. Ltd. (“CLPS SG”)	Incorporated on August 18, 2015	Singapore	100%	Software development
CLPS- Ridik Technology (Australia) Pty Ltd. (“CLPS Ridik AU”)	Incorporated on November 10, 2015	Australia	100%	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”)	Incorporated on January 7, 2016	Hong Kong, China	100%	Software development
JAJI (Shanghai) Co., Ltd (“JAJI China”, formerly , Judge (Shanghai) Co., Ltd.)	Acquired on November 9, 2016	Shanghai, China	60%	Software development
JAJI (Shanghai) Human Resource Co., Ltd. (“JAJI HR”,formerly Judge (Shanghai) Human Resource Co., Ltd.)	Acquired on November 9, 2016	Shanghai, China	60%	Software development
CLPS Shenzhen Co., Ltd. (“CLPS Shenzhen”)	Incorporated on April 7, 2017	Shenzhen, China	100%	Software development
CLPS Guangzhou Co., Ltd. (“CLPS Guangzhou”)	Incorporated on September 27, 2017	Guangzhou, China	100%	Software development
CLPS Technology (US) Ltd. (“CLPS US”)	Incorporated on June 5, 2018	Delaware, the United States of America	100%	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. (“Huanyu”)	Acquired on May 24, 2019	Tianjin, China	100%	Network technology

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
CLPS Hangzhou Co. Ltd. (“CLPS Hangzhou”)	Incorporated on July 31, 2019	Hangzhou, China	100%	Software development
CLPS Technology Japan (“CLPS Japan”)	Incorporated on September 13, 2019	Japan	100%	Software development
Ridik Pte. Ltd. (“Ridik Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Ridik Sdn. Bhd. (“Ridik Sdn.”)	Acquired on September 26, 2019	Malaysia	100%	Software development
Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”)	Acquired on September 26, 2019	Singapore	100%	Software development
Qinson Credit Card Services Limited (“Qinson”)	Incorporated on December 31, 2019	Hong Kong, China	100%	Software development
CLPS Technology (California) Inc. (“CLPS California”)	Incorporated on January 2, 2020	California, the United States of America	100%	Software development
Ridik Consulting Private Limited (“Ridik Consulting”)	Acquired on January 6, 2020	India	100%	Software development
Hainan Qincheng Software Technology Co., Ltd.	Incorporated On January 20, 2021	Hainan, China	100%	Software development
CareerWin Executive Search Co., Ltd. (“CareerWin”)	Acquired on March 3, 2021	Shanghai, China	60%	Headhunting Service
CLPS Xi’an Co., Ltd.	Incorporated On April 15, 2021	Xi’an, China	100%	Software development
Beijing Bozhuo Educational Technology Co., Ltd.	Acquired on May 11, 2021	Beijing, China	36%	Software development